Other current assets (Tables)	12 Months Ended
Mar. 31, 2014
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Other receivable	¥13,740	¥13,906
Deferred tax assets (Note 16)	12,787	10,434
Costs on uncompleted construction contracts	5,799	9,572
Prepaid expenses	4,079	5,225
Other	11,954	8,926

	¥48,359	¥48,063